Property and equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	Property and equipment:

		Accumulated	Net book
2016	Cost	amortization	value

Laboratory equipment	$625	$625	$-
Production equipment	97	48	49
Software	161	85	76
Computer equipment	216	177	39
Leasehold improvements	399	107	292
Furniture and office equipment	187	95	92

	$1,685	$1,137	$548

		Accumulated	Net book
2015	Cost	amortization	value

Laboratory equipment	$625	$598	$27
Production equipment	96	30	66
Software	152	57	95
Computer equipment	240	149	91
Leasehold improvements	399	70	329
Furniture and office equipment	189	57	132

	$1,701	$961	$740

During the year ended December 31, 2016, the Company wrote off computer equipment with a cost and accumulated amortization of $25 (2015 – nil). Amortization expense for the year ended December 31, 2016 amounted to $201 (2015 - $203).